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                   Letterhead of Willkie Farr & Gallagher LLP

VIA EDGAR

June 24, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:   The Gabelli Equity Trust Inc.--
      Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of The Gabelli Equity Trust Inc. (the "Equity Trust"), I hereby transmit for filing with the Securities and Exchange Commission (the "SEC") the Equity Trust's Registration Statement on Form N-14 (the "Registration Statement") relating to the proposed acquisition by the Equity Trust of substantially all of the assets of Sterling Capital Corporation ("Sterling Capital") in exchange solely for full shares of Equity Trust common stock and cash in lieu of fractional shares of Equity Trust common stock, the assumption by the Equity Trust of the Stated Liabilities (as defined in the Registration Statement) of Sterling Capital and the distribution of shares of Equity Trust common stock to the shareholders of Sterling Capital, followed by the termination, dissolution and complete liquidation of Sterling Capital (the "Reorganization"). A registration fee of $1,765.50 has been wired to the SEC's account at Mellon Bank in payment of the required registration fee due in connection with this Registration Statement.

Both the Equity Trust and Sterling Capital are closed-end investment companies. Equity Trust common stock trades on the New York Stock Exchange under the symbol "GAB" and Sterling Capital's common stock trades on the American Stock Exchange under the symbol "SPR." The Funds have similar investment objectives and a similar focus on equity securities. The Equity Trust is classified as a non-diversified investment company under the Investment Company Act of 1940 (the "1940 Act"), while Sterling Capital is classified as diversified. Gabelli Funds, LLC serves as the Equity Trust's investment adviser, and Sterling Capital is internally managed. As detailed in the Prospectus/Proxy Statement, the most significant structural difference between the two Funds is that the Equity Trust has several series of preferred stock outstanding, which gives rise to the risks of leverage, while Sterling Capital has only common stock outstanding. The Equity Trust's preferred stock also has liquidation preferences and voting rights which are different from those of its common stock.

The Boards of Directors of each Fund has approved the Reorganization and the Board of Directors of Sterling Capital recommends that its shareholders approve the Reorganization. The Reorganization has been structured to be a tax-free transaction to Sterling Capital and its shareholders (except for the cash received in lieu of fractional shares of the Equity Trust).

The opinions regarding the legality of the shares of Equity Trust common stock to be issued in the Reorganization are included as exhibits to the Registration Statement. The forms of opinions
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as to the tax consequences of the Reorganization to each Fund will be filed in a subsequent amendment to the Registration Statement. The financial and other information that is missing from this filing will also be completed in a subsequent amendment to this Registration Statement.

The Equity Trust anticipates that it will request acceleration of the effective date of the N-14 to July 15, 2005 or as soon as possible thereafter.

Any questions or comments on the Registration Statement should be directed to the undersigned at (212) 728-8558.

Very truly yours,

/s/ Dianne E. O'Donnell
Dianne E. O'Donnell

Enclosures

cc:   Laura Hatch, Division of Investment Management, SEC
      Daniel Schloendorn, Esq., Willkie Farr & Gallagher LLP
      Bruce N. Alpert, Gabelli Funds, LLC


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